Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
April 30, 2024
SCPK6-NPRT3-0624
1.9884009.106
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Interactive Media & Services - 0.8%
Cars.com, Inc. (a)	546,563	9,133,068
Reddit, Inc.:
Class A (b)	61,906	2,751,103
Class B (j)	46,800	2,079,792
Yelp, Inc. (a)	174,416	7,018,500
		20,982,463
Media - 0.3%
TechTarget, Inc. (a)	234,174	6,439,785
TOTAL COMMUNICATION SERVICES		27,422,248
CONSUMER DISCRETIONARY - 13.1%
Automobile Components - 0.4%
Autoliv, Inc.	77,955	9,338,229
Broadline Retail - 0.2%
Savers Value Village, Inc. (b)	360,525	5,955,873
Diversified Consumer Services - 2.0%
Duolingo, Inc. (a)	70,046	15,812,885
European Wax Center, Inc. (a)(b)	192,020	2,258,155
Grand Canyon Education, Inc. (a)	108,189	14,066,734
H&R Block, Inc.	113,295	5,350,923
Stride, Inc. (a)	80,183	5,352,215
Udemy, Inc. (a)	660,644	6,619,653
		49,460,565
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc. (a)	367,736	19,710,650
Cava Group, Inc. (b)	138,033	9,930,094
Dutch Bros, Inc. (a)(b)	255,778	7,202,708
First Watch Restaurant Group, Inc. (a)(b)	206,164	5,261,305
GEN Restaurant Group, Inc. (b)	113,913	1,127,739
Kura Sushi U.S.A., Inc. Class A (a)(b)	84,432	9,294,275
Portillo's, Inc. (a)(b)	323,071	3,960,850
Red Rock Resorts, Inc.	159,682	8,482,308
Texas Roadhouse, Inc. Class A	30,400	4,887,712
United Parks & Resorts, Inc. (a)(b)	103,000	5,234,460
		75,092,101
Household Durables - 2.1%
Cavco Industries, Inc. (a)	8,433	3,071,383
Installed Building Products, Inc. (b)	35,538	8,377,373
KB Home	147,023	9,521,209
LGI Homes, Inc. (a)	13,658	1,228,264
Lovesac (a)(b)	318,401	7,062,134
SharkNinja, Inc.	192,839	12,395,691
TopBuild Corp. (a)	20,899	8,457,198
		50,113,252
Leisure Products - 0.6%
Brunswick Corp.	111,910	9,024,422
Games Workshop Group PLC	42,711	5,288,920
		14,313,342
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	413,340	10,027,628
Aritzia, Inc. (a)	292,915	7,583,257
BARK, Inc. warrants 6/1/26 (a)	148	4
Boot Barn Holdings, Inc. (a)(b)	253,803	27,022,405
Carvana Co. Class A (a)(b)	107,826	8,940,932
Chewy, Inc. (a)	19,607	293,909
Fanatics, Inc. Class A (a)(c)(d)	163,048	11,266,617
Group 1 Automotive, Inc.	16,957	4,985,697
Murphy U.S.A., Inc.	30,112	12,460,948
Valvoline, Inc. (a)	294,729	12,531,877
		95,113,274
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	162,140	20,165,352
Kontoor Brands, Inc.	80	4,965
		20,170,317
TOTAL CONSUMER DISCRETIONARY		319,556,953
CONSUMER STAPLES - 3.6%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	19,693	5,482,728
The Vita Coco Co., Inc. (a)	183,195	4,440,647
		9,923,375
Consumer Staples Distribution & Retail - 2.0%
Casey's General Stores, Inc.	9,287	2,967,939
Performance Food Group Co. (a)	126,897	8,613,768
Sprouts Farmers Market LLC (a)	248,384	16,400,796
U.S. Foods Holding Corp. (a)	387,740	19,483,935
		47,466,438
Food Products - 0.6%
Lamb Weston Holdings, Inc.	102,393	8,533,433
Nomad Foods Ltd.	311,980	5,634,359
		14,167,792
Personal Care Products - 0.6%
elf Beauty, Inc. (a)(b)	90,728	14,746,022
Oddity Tech Ltd.	23,626	768,790
		15,514,812
TOTAL CONSUMER STAPLES		87,072,417
ENERGY - 5.3%
Energy Equipment & Services - 3.9%
Cactus, Inc.	290,256	14,408,308
Championx Corp.	168,387	5,652,752
Expro Group Holdings NV (a)	368,011	6,903,886
Liberty Oilfield Services, Inc. Class A	657,275	14,460,050
TechnipFMC PLC	501,083	12,837,746
Tidewater, Inc. (a)	117,497	10,792,099
Weatherford International PLC (a)	241,877	29,900,835
		94,955,676
Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (a)	327,613	11,142,118
Northern Oil & Gas, Inc. (b)	391,694	15,977,198
Range Resources Corp.	237,827	8,540,368
		35,659,684
TOTAL ENERGY		130,615,360
FINANCIALS - 4.3%
Banks - 0.4%
Pinnacle Financial Partners, Inc.	113,677	8,719,026
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,623,687
		10,342,713
Capital Markets - 1.9%
Houlihan Lokey	89,031	11,350,562
Perella Weinberg Partners (c)	457,262	6,822,349
Perella Weinberg Partners Class A (b)	482,110	7,193,081
StepStone Group, Inc. Class A	385,882	13,918,764
Stifel Financial Corp.	84,861	6,782,091
		46,066,847
Financial Services - 1.1%
Flywire Corp. (a)	467,225	9,578,113
Remitly Global, Inc. (a)	642,394	11,453,885
Walker & Dunlop, Inc.	66,117	6,058,301
		27,090,299
Insurance - 0.9%
Selective Insurance Group, Inc.	18,080	1,837,832
Stewart Information Services Corp. (b)	117,570	7,290,516
The Baldwin Insurance Group, Inc. (a)	430,624	11,471,823
		20,600,171
TOTAL FINANCIALS		104,100,030
HEALTH CARE - 23.3%
Biotechnology - 10.7%
Absci Corp. (a)(b)	323,204	1,531,987
Allogene Therapeutics, Inc. (a)	520,834	1,437,502
ALX Oncology Holdings, Inc. (a)	643,856	10,958,429
Annexon, Inc. (a)(b)	495,357	2,253,874
Apogee Therapeutics, Inc. (b)	108,780	5,471,634
Arcellx, Inc. (a)	144,820	7,243,896
Arrowhead Pharmaceuticals, Inc. (a)	324,021	7,329,355
Ascendis Pharma A/S sponsored ADR (a)	61,485	8,511,983
Astria Therapeutics, Inc. (a)	512,830	4,707,779
Autolus Therapeutics PLC ADR (a)	543,872	2,001,449
Blueprint Medicines Corp. (a)	120,443	11,001,264
Boundless Bio, Inc.	65,974	653,143
Boundless Bio, Inc. (b)(j)	13,065	129,344
BridgeBio Pharma, Inc. (a)	83,188	2,131,277
Cargo Therapeutics, Inc. (b)	235,392	4,495,987
Celldex Therapeutics, Inc. (a)	237,344	8,881,412
Crinetics Pharmaceuticals, Inc. (a)	185,170	8,114,149
Cytokinetics, Inc. (a)	320,642	19,661,767
Insmed, Inc. (a)	413,210	10,214,551
Janux Therapeutics, Inc. (a)(b)	236,878	13,502,046
Keros Therapeutics, Inc. (a)	141,922	8,002,982
Legend Biotech Corp. ADR (a)	73,026	3,194,157
Madrigal Pharmaceuticals, Inc. (a)(b)	38,948	7,946,171
Merus BV (a)(b)	69,911	3,139,703
Monte Rosa Therapeutics, Inc. (a)	229,755	1,222,297
Moonlake Immunotherapeutics (a)	52,805	2,160,253
Morphic Holding, Inc. (a)	130,032	3,545,973
Nuvalent, Inc. Class A (a)	182,627	12,579,348
ORIC Pharmaceuticals, Inc. (a)(b)	483,017	4,265,040
Oruka Therapeutics, Inc. (c)(d)(e)	228,077	1,354,823
Repligen Corp. (a)	27,762	4,558,520
Revolution Medicines, Inc. (a)	50,345	1,876,862
Spyre Therapeutics, Inc. (a)(b)	145,637	4,810,390
Tango Therapeutics, Inc. (a)(b)	468,793	3,609,706
Tyra Biosciences, Inc. (c)	182,289	3,117,142
Tyra Biosciences, Inc. (a)(b)	280,328	4,793,609
Vaxcyte, Inc. (a)	282,839	17,125,901
Vericel Corp. (a)	302,527	13,876,913
Viking Therapeutics, Inc. (a)(b)	219,364	17,456,987
Viridian Therapeutics, Inc. (a)	292,689	3,881,056
Xenon Pharmaceuticals, Inc. (a)	131,467	5,344,134
Zentalis Pharmaceuticals, Inc. (a)	264,711	2,927,704
		261,022,499
Health Care Equipment & Supplies - 4.7%
Atricure, Inc. (a)	197,674	4,767,897
Glaukos Corp. (a)	178,934	17,177,664
Inspire Medical Systems, Inc. (a)	38,404	9,280,711
Integer Holdings Corp. (a)	75,188	8,393,236
Lantheus Holdings, Inc. (a)	85,406	5,682,915
Masimo Corp. (a)	71,579	9,620,933
NeuroPace, Inc. (a)	70,808	919,796
Nyxoah SA (a)(b)	8,853	92,160
Penumbra, Inc. (a)	34,510	6,780,180
PROCEPT BioRobotics Corp. (a)(b)	231,447	12,262,062
Pulmonx Corp. (a)	561,410	4,272,330
RxSight, Inc. (a)	182,442	9,510,701
TransMedics Group, Inc. (a)(b)	267,265	25,157,654
		113,918,239
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	148,576	10,985,709
agilon health, Inc. (a)	676,330	3,719,815
BrightSpring Health Services, Inc. (b)	544,786	5,823,762
HealthEquity, Inc. (a)	186,277	14,699,118
Hims & Hers Health, Inc. (a)	485,091	6,078,190
Molina Healthcare, Inc. (a)	25,066	8,575,079
Option Care Health, Inc. (a)	178,865	5,346,275
Pennant Group, Inc. (a)	53,239	1,113,227
Privia Health Group, Inc. (a)	298,951	5,500,698
Progyny, Inc. (a)(b)	474,596	15,215,548
Surgery Partners, Inc. (a)	354,948	8,855,953
The Ensign Group, Inc.	131,264	15,536,407
		101,449,781
Health Care Technology - 0.4%
Evolent Health, Inc. Class A (a)	208,514	5,784,178
Schrodinger, Inc. (a)(b)	127,983	3,120,226
		8,904,404
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	118,872	3,480,572
Charles River Laboratories International, Inc. (a)	45,654	10,454,766
Medpace Holdings, Inc. (a)	44,984	17,469,536
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	68,413	3,655,991
		35,060,865
Pharmaceuticals - 1.9%
Alto Neuroscience, Inc. (b)	161,351	2,502,554
Edgewise Therapeutics, Inc. (a)	512,820	9,199,991
Enliven Therapeutics, Inc. (c)	100,587	1,749,208
Enliven Therapeutics, Inc. (a)(b)	232,374	4,040,984
Intra-Cellular Therapies, Inc. (a)	230,134	16,525,923
Pharvaris BV (a)(b)	269,422	6,625,087
Structure Therapeutics, Inc. ADR (a)	74,499	2,938,241
Terns Pharmaceuticals, Inc. (a)	739,840	3,736,192
		47,318,180
TOTAL HEALTH CARE		567,673,968
INDUSTRIALS - 21.4%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	47,764	4,574,358
Loar Holdings, Inc.	2,500	130,800
		4,705,158
Building Products - 4.0%
AAON, Inc.	128,425	12,083,508
AZZ, Inc.	235,394	16,861,272
CSW Industrials, Inc.	37,073	8,809,286
Fortune Brands Innovations, Inc.	98,038	7,166,578
Simpson Manufacturing Co. Ltd.	123,154	21,415,249
Tecnoglass, Inc. (b)	277,290	15,403,460
The AZEK Co., Inc. (a)	196,680	8,976,475
UFP Industries, Inc.	72,784	8,202,757
		98,918,585
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	510,080	8,900,896
The GEO Group, Inc. (a)	414,003	6,152,085
		15,052,981
Construction & Engineering - 3.0%
Comfort Systems U.S.A., Inc.	52,647	16,289,508
Dycom Industries, Inc. (a)	57,445	8,043,449
EMCOR Group, Inc.	35,372	12,633,817
Fluor Corp. (a)	497,053	20,046,147
Sterling Construction Co., Inc. (a)	156,191	15,869,006
		72,881,927
Electrical Equipment - 2.2%
Acuity Brands, Inc.	52,287	12,982,862
Atkore, Inc.	50,562	8,863,519
Nextracker, Inc. Class A (a)	247,824	10,604,389
nVent Electric PLC	194,315	14,004,282
Prysmian SpA	117,282	6,405,860
		52,860,912
Machinery - 3.7%
Crane Co.	100,465	14,066,105
ESAB Corp.	101,418	10,738,138
Federal Signal Corp.	156,096	12,690,605
Gates Industrial Corp. PLC (a)	325,885	5,742,094
ITT, Inc.	116,957	15,127,218
Mueller Industries, Inc.	253,224	14,134,964
Terex Corp.	228,252	12,793,525
Timken Co.	67,611	6,032,253
		91,324,902
Marine Transportation - 0.4%
Kirby Corp. (a)	82,452	8,997,987
Professional Services - 3.6%
CACI International, Inc. Class A (a)	43,138	17,351,398
CBIZ, Inc. (a)	111,864	7,962,480
ExlService Holdings, Inc. (a)	603,381	17,498,049
ICF International, Inc.	69,143	9,976,643
Insperity, Inc.	137,752	14,178,813
KBR, Inc.	151,353	9,828,864
UL Solutions, Inc. Class A	40,300	1,414,530
Verra Mobility Corp. (a)	375,959	8,865,113
		87,075,890
Trading Companies & Distributors - 3.7%
Alligo AB (B Shares)	340,483	4,004,083
Applied Industrial Technologies, Inc.	188,990	34,632,418
FTAI Aviation Ltd. (b)	454,126	31,884,186
GMS, Inc. (a)	101,227	9,365,522
Herc Holdings, Inc.	29,581	4,230,970
Xometry, Inc. (a)(b)	354,419	6,333,468
		90,450,647
TOTAL INDUSTRIALS		522,268,989
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	91,939	4,023,251
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries, Inc.	94,513	9,058,126
Crane NXT Co.	141,418	8,599,629
Fabrinet (a)	80,712	13,968,826
Insight Enterprises, Inc. (a)	93,387	17,049,665
TD SYNNEX Corp.	216,618	25,526,265
Vontier Corp.	465,755	18,923,626
		93,126,137
IT Services - 0.9%
Wix.com Ltd. (a)	176,104	20,933,482
Semiconductors & Semiconductor Equipment - 3.6%
Allegro MicroSystems LLC (a)	408,948	12,141,666
Lattice Semiconductor Corp. (a)	90,397	6,201,234
MACOM Technology Solutions Holdings, Inc. (a)	182,196	18,574,882
Nova Ltd. (a)	115,879	19,687,842
Onto Innovation, Inc. (a)	78,933	14,641,282
Rambus, Inc. (a)	242,393	13,287,984
Veeco Instruments, Inc. (a)	129,683	4,582,997
		89,117,887
Software - 9.2%
Alarm.com Holdings, Inc. (a)	139,507	9,277,216
Algolia, Inc. (a)(c)(d)	43,269	690,141
Alkami Technology, Inc. (a)	351,272	8,455,117
CommVault Systems, Inc. (a)	81,575	8,358,990
Convoy, Inc. warrants (a)(c)(d)	12,642	0
CyberArk Software Ltd. (a)	32,555	7,788,784
DoubleVerify Holdings, Inc. (a)(b)	207,183	6,070,462
Dynatrace, Inc. (a)	209,363	9,486,238
Five9, Inc. (a)	167,546	9,645,623
GitLab, Inc. (a)	55,927	2,934,490
Intapp, Inc. (a)	171,465	5,301,698
JFrog Ltd. (a)(b)	463,509	18,484,739
Lightspeed Commerce, Inc. (a)	15,519	202,989
Lumine Group, Inc. (a)	186,000	5,095,021
MicroStrategy, Inc. Class A (a)(b)	25,003	26,628,945
nCino, Inc. (a)(b)	329,363	9,604,225
Procore Technologies, Inc. (a)	56,696	3,879,140
PROS Holdings, Inc. (a)	378,813	12,406,126
Rapid7, Inc. (a)	226,572	10,150,426
Rubrik, Inc. (b)	6,400	204,928
Semrush Holdings, Inc. (a)	505,354	6,185,533
Sprout Social, Inc. (a)(b)	256,266	12,928,620
SPS Commerce, Inc. (a)	29,123	5,063,616
TECSYS, Inc.	262,282	7,380,819
Tenable Holdings, Inc. (a)	428,665	19,277,065
Varonis Systems, Inc. (a)	324,792	14,209,650
Vertex, Inc. Class A (a)	166,800	4,858,884
		224,569,485
Technology Hardware, Storage & Peripherals - 2.8%
IonQ, Inc. (a)(b)	98,169	839,345
Super Micro Computer, Inc. (a)	80,105	68,794,171
		69,633,516
TOTAL INFORMATION TECHNOLOGY		501,403,758
MATERIALS - 3.4%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	178,805	5,621,629
Cabot Corp.	174,868	15,953,208
Element Solutions, Inc.	324,221	7,499,232
Orion SA	394,825	9,341,560
		38,415,629
Construction Materials - 0.7%
Eagle Materials, Inc.	73,689	18,474,569
Metals & Mining - 1.1%
ATI, Inc. (a)	452,777	27,030,787
TOTAL MATERIALS		83,920,985
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Ryman Hospitality Properties, Inc.	157,937	16,659,195
Terreno Realty Corp.	100,770	5,476,850
		22,136,045
Real Estate Management & Development - 0.2%
Compass, Inc. (a)	1,790,651	5,640,551
TOTAL REAL ESTATE		27,776,596
TOTAL COMMON STOCKS (Cost $1,922,218,872)		2,371,811,304

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Bright Peak Therapeutics, Inc. Series B (a)(c)(d)	199,331	330,889
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	361,088
Endeavor BioMedicines, Inc. Series C (c)(d)	210,174	1,371,301
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	402,743	761,184
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	1,257,097
Series B1 (a)(c)(d)	233,603	754,538
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	741,825
Treeline Biosciences Series A (a)(c)(d)	21,246	174,005
		5,751,927
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	319,104
TOTAL HEALTH CARE		6,071,031
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	6,964,844
Series B, 6.00% (a)(c)(d)	11,821	1,477,270
		8,442,114
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Astranis Space Technologies Corp.:
Series C (a)(c)(d)	125,912	1,628,042
Series C Prime (c)(d)	26,805	346,589
Series D (c)(d)	181,965	1,699,553
		3,674,184
IT Services - 0.0%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	892,105
Series F (a)(c)(d)	28,989	171,035
		1,063,140
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	9,900	157,905
Convoy, Inc. Series D (a)(c)(d)	192,936	2
Mountain Digital, Inc. Series D (a)(c)(d)	140,383	2,198,398
Skyryse, Inc. Series B (a)(c)(d)	12,000	242,880
		2,599,185
TOTAL INFORMATION TECHNOLOGY		7,336,509
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,011,177)		21,849,654

Investment Companies - 2.4%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $51,436,750)	232,935	58,308,289

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $84,195)	84,195	0

Money Market Funds - 12.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	11,766,807	11,769,160
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	283,119,661	283,147,973
TOTAL MONEY MARKET FUNDS (Cost $294,917,133)		294,917,133

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $2,296,668,127)	2,746,886,380
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(306,283,317)
NET ASSETS - 100.0%	2,440,603,063

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,129,612 or 2.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $2,209,136 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	1,265,404

Algolia, Inc. Series D	7/23/21	289,526

Astranis Space Technologies Corp. Series C	3/19/21	2,760,108

Astranis Space Technologies Corp. Series C Prime	4/05/23	587,591

Astranis Space Technologies Corp. Series D	4/25/24	1,699,990

Beta Technologies, Inc. Series A	4/09/21	4,597,839

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573

Bright Peak Therapeutics, Inc. Series B	5/14/21	778,587

Caris Life Sciences, Inc. Series D	5/11/21	1,169,924

Convoy, Inc. Series D	10/30/19	2,612,353

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	84,195

Endeavor BioMedicines, Inc. Series C	4/22/24	1,371,301

Enliven Therapeutics, Inc.	3/19/24	1,408,218

Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics, Inc. Series C	2/15/22	820,222

Mountain Digital, Inc. Series D	11/05/21	3,223,938

Oruka Therapeutics, Inc.	4/03/24	1,354,823

Perella Weinberg Partners	12/29/20	4,572,620

Skyryse, Inc. Series B	10/21/21	296,160

Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Tyra Biosciences, Inc.	2/02/24	2,371,580

Veterinary Emergency Group LLC Class A	9/16/21 - 10/31/23	3,598,868

Wugen, Inc. Series B	7/09/21	465,154

Yanka Industries, Inc. Series E	5/15/20	2,307,478

Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,708,078	593,206,009	589,143,452	960,832	(1,475)	-	11,769,160	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	99,066,859	723,369,568	539,288,454	556,236	-	-	283,147,973	1.0%
Total	106,774,937	1,316,575,577	1,128,431,906	1,517,068	(1,475)	-	294,917,133

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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